RELATED PARTY TRANSACTIONS - Controlling Interest (Details)	Dec. 31, 2024	Dec. 31, 2023
Julio Patricio Supervielle [member]
Disclosure of transactions between related parties [line items]
Interest in share capital and votes (as a percent)	24.60%	29.86%